SEGMENTED INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Two Customers [Member]
Entity-Wide Revenue, Major Customer, Amount		18,030
Entity-Wide Revenue, Major Customer, Percentage		35.00%
Four Customers [Member]
Entity-Wide Revenue, Major Customer, Amount	23,054
Entity-Wide Revenue, Major Customer, Percentage	44.00%
Customers Each Individually [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%	10.00%